Submission	Mar. 19, 2026
Submission [Line Items]
Central Index Key	0002100805
Registrant Name	Janus Living, Inc.
Registration File Number	333-293835
Form Type	S-11
Submission Type	S-11MEF
Fee Exhibit Type	EX-FILING FEES